Goodwill - Schedule of Goodwill Allocated (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	$ 2,346.4	$ 2,184.3
Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	2,346.4	2,184.3
Cash-generating units | Canada
Disclosure of information for cash-generating units [line items]
Goodwill	359.5	359.5
Cash-generating units | United States
Disclosure of information for cash-generating units [line items]
Goodwill	1,408.0	1,304.9
Cash-generating units | Global
Disclosure of information for cash-generating units [line items]
Goodwill	$ 578.9	$ 519.9